Property and Equipment - Schedule of Book Values of Property and Equipment (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	SFr 288
Property and equipment, net at end of period	385	SFr 288
Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	964	916
Acquisitions	230	48
Property and equipment, net at end of period	1,194	964
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(676)	(552)
Depreciation expense	(133)	(125)
Property and equipment, net at end of period	(809)	(676)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	154
Property and equipment, net at end of period	80	154
Laboratory Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	618	600
Acquisitions	10	18
Property and equipment, net at end of period	628	618
Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(464)	(375)
Depreciation expense	(84)	(89)
Property and equipment, net at end of period	(548)	(464)
Laboratory Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	89
Property and equipment, net at end of period	70	89
Laboratory Fixtures and Fittings | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	195	195
Property and equipment, net at end of period	195	195
Laboratory Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(106)	(87)
Depreciation expense	(19)	(19)
Property and equipment, net at end of period	(125)	(106)
Office Equipment & Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	45
Property and equipment, net at end of period	147	45
Office Equipment & Hardware | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	151	121
Acquisitions	122	30
Property and equipment, net at end of period	273	151
Office Equipment & Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(106)	(89)
Depreciation expense	(20)	(17)
Property and equipment, net at end of period	(126)	SFr (106)
Leasehold Improvement
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at end of period	89
Leasehold Improvement | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Acquisitions	98
Property and equipment, net at end of period	98
Leasehold Improvement | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	(10)
Property and equipment, net at end of period	SFr (10)